Financial liabilities on funding arrangements - Sensitivity analysis of financial liabilities on funding arrangements - GBP (£) £ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Financial liabilities at amortised cost [Abstract]
Estimated financial liabilities on funding arrangements	£ 3,090	£ 5,919	£ 5,034
1% lower discount rate	3,354
1% higher discount rate	2,850
10% lower revenue assumptions	2,818
10% higher revenue assumptions	3,362
10% lower probability of success	1,005
10% higher probability of success	£ 5,123